Note 44 - Administration Costs - Other Administrative Expenses (Details) - EUR (€)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Classes Of Employee Benefits Expense
Technology And Systems		€ 1,216,000,000	€ 1,133,000,000	€ 1,018,000,000
CommunicationExpense		218,000,000	235,000,000	269,000,000
Advertising Expense		317,000,000	336,000,000	352,000,000
Property Fixtures And Materials		552,000,000	982,000,000	1,033,000,000
Of Which Rent Expenses	[1]	106,000,000	552,000,000	581,000,000
Taxes Other Than Income Tax		401,000,000	417,000,000	456,000,000
Other Expense By Nature		1,258,000,000	1,271,000,000	1,412,000,000
Total Administrative Expense		€ 3,963,000,000	€ 4,374,000,000	€ 4,541,000,000

[1]	(*) The change is mainly due to the implementation of IFRS 16 on January 1, 2019 (see Note 2.1).